EARNINGS PER SHARE (Schedule of Data Relating to Net Income (Loss) and Weighted Average Number of Shares) (Details) - ILS (₪) shares in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Profit for the year	₪ 17	₪ 19	₪ 57	[1]
Weighted average number of shares used in computation of basic EPS (in thousands)	182,331	162,831	165,979
Add - net additional shares from assumed exercise of employee stock options and restricted shared (in thousands)	857	777	983
Weighted average number of shares used in computation of diluted EPS (in thousands)	183,188	163,608	166,962
Number of options and restricted shares not taken into account in computation of diluted earnings per share, because of their anti-dilutive effect (in thousands)	6,466	8,952	9,609

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.